Summary of Options Outstanding Vested And Expected to Vest (Detail)	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Shares
Vested | shares	5,109,350
Expected to Vest | shares	748,782
Total | shares	5,858,132
Weighted Average Exercise Price Per Share
Vested | $ / shares	$ 0.34
Expected to Vest | $ / shares	0.34
Total | $ / shares	$ 0.34
Vested	5 years 5 months 13 days
Expected to Vest	5 years 5 months 13 days
Total	5 years 5 months 13 days
Aggregate Intrinsic Value
Vested	$ 84,378
Expected to Vest	84,378
Total	$ 84,378